Domain Names Disclosure: Schedule of Domain Names (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Domain Names, gross	$ 85,000	$ 75,000
(Less) Accumulated depreciation (Domain Names)	(11,887)	(1,210)
Total Domain Names, net	$ 73,113	$ 73,790